FINANCIAL INSTRUMENTS - Fair Values of Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative assets	$ 136	$ 160
Derivative liabilities	171	139
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	92	144
Derivative liabilities	146	108
Derivatives designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	60	77
Derivative liabilities	28	46
Derivatives designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	32	67
Derivative liabilities	118	62
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	42	16
Derivative liabilities	25	31
Derivatives not designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	8	0
Derivative liabilities	9	0
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	34	16
Derivative liabilities	$ 16	$ 31